Leases - Disclosure of lease related income and expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Interest on lease liabilities	₩ (3,343)	₩ (3,656)	₩ (3,664)
Income from sub-leasing right-of-use assets	276	541	712
Expenses relating to short-term leases	(241)	(785)	(824)
Expenses relating to leases of low-value assets	₩ (942)	₩ (632)	₩ (577)